UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22927

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road, Suite 700 Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

3500 Lacey Road, Suite 700 Downers Grove, IL 60515

(Name and address of agent for service)

Copy to:

Taylor V. Edwards, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (800) 983-0903

Date of fiscal year end: 10/31

Date of reporting period: 7/01/20 – 6/30/21

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22927
Reporting Period: 07/01/2020 - 06/30/2021
Invesco Actively Managed Exchange-Traded Commodity Fund Trust

=Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Actively Managed Exchange-Traded Commodity Fund Trust

By (Signature and Title)*	/s/ Anna Paglia
Anna Paglia
President/Principal Executive Officer

Date August 12, 2021

*	Please print the name and title of the signing officer below the signature